Income taxes - Components of Tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 9,629	$ 14,254	$ 23,902	$ 27,540